Other Commitments and Contingencies - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended	3 Months Ended
	Dec. 31, 2012	Sep. 30, 2012 Other Specialty Products [Member]
Supply Commitment [Line Items]
Amount paid for claims settlement	$ 75
Increase in expected future warranty claims		12
Additional capital representing company's aggregate capital commitment less capital contributions made	$ 19